Note M - Fair Value of Financial Instruments (Details) - Fair Value Measurements (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, carrying value	$ 28,344	$ 45,651	$ 51,630	$ 59,751
Cash and cash equivalents, fair value	28,344	45,651
Securities available for sale, carrying value	84,068	94,965
Securities available for sale, fair value	84,068	94,965
Securities held to maturity, carrying value	22,826	23,511
Securities held to maturity, fair value	22,984	24,624
Federal Home Loan Bank stock	7,776	6,281
Federal Home Loan Bank stock
Federal Home Loan Bank and Federal Reserve Bank stock	7,776
Federal Home Loan Bank and Federal Reserve Bank stock
Loans, net, carrying value	560,164	551,383
Loans, net, fair value	564,589	564,059
Accrued interest receivable, carrying value	1,901	2,057
Accrued interest receivable, fair value	1,901	2,057
Deposits, carrying value	628,877	655,064
Deposits, fair value	628,809	657,206
Other borrowed funds, carrying value	18,748	14,285
Other borrowed funds, fair value	17,453	14,536
Subordinated debentures, carrying value	8,500	13,500
Subordinated debentures, fair value	4,896	10,146
Accrued interest payable, carrying value	792	1,377
Accrued interest payable, fair value	792	1,377
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, fair value	28,344	45,651
Federal Home Loan Bank stock
Federal Home Loan Bank and Federal Reserve Bank stock
Deposits, fair value	148,847	139,526
Accrued interest payable, fair value	3	2
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale, carrying value	84,068	94,965
Securities available for sale, fair value	84,068	94,965
Securities held to maturity, fair value	11,502	11,569
Federal Home Loan Bank stock
Federal Home Loan Bank and Federal Reserve Bank stock
Accrued interest receivable, fair value	241	283
Deposits, fair value	479,962	517,680
Other borrowed funds, fair value	17,453	14,536
Subordinated debentures, fair value	4,896	10,146
Accrued interest payable, fair value	789	1,375
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities held to maturity, fair value	11,482	13,055
Federal Home Loan Bank stock
Federal Home Loan Bank and Federal Reserve Bank stock
Loans, net, fair value	564,589	564,059
Accrued interest receivable, fair value	$ 1,660	$ 1,774